Segment Information	3 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Information
15 - Segment Information
The Company operates as a single operating segment. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on a consolidated basis. The CODM regularly reviews income and expense items at the consolidated company (reporting segment) level and uses both operating income and net income to evaluate income generated to conclude whether and how to reinvest profits into the entity’s operations, shareholder return, acquisitions or otherwise. Both operating income and net income are also used to monitor budget versus actual results, forecasted information and in competitive analysis. The CODM does not review segment asset information to evaluate performance or allocate resources.
The following table presents selected financial information with respect to the Company's single operating segment for the three months ended June 30, 2026 and 2025:

	Three Months Ended June 30,
(in millions)	2026	2025
License and Other Revenue	$574	$468
Royalty Revenue	715	585
Total Revenue	1,289	1,053
Less Operating Costs and Expenses:
Staff costs: Salaries, bonuses and benefits	(449)	(389)
Staff costs: Share-based compensation cost (equity settled)	(343)	(241)
Staff costs: Employer taxes related to share-based compensation	(98)	(58)
Non-staff costs:
Project materials costs, third-party fees paid to consultants, information technology, research and development expenses (excluding employee-related expenses), accounting and legal professional services fees, advertising expenses, and other corporate-related expenses	(233)	(192)
Amortization	(27)	(24)
Depreciation	(48)	(36)
Other non-staff costs	—	1
Operating income (loss)	91	114
Operating margin	7%	11%
Income (loss) from equity investments, net	128	4
Interest income, net	31	27
Other non-operating income (loss), net	3	1
Income (loss) before income taxes	253	146
Income tax benefit (expense)	17	(16)
Net income (loss)	$270	$130